Schedule of other operating expenses (Details) - SEK (kr) kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total other operating expenses	kr (10,826)	kr (18,988)	kr (30,590)	kr (10,925)
Other expenses [member]
IfrsStatementLineItems [Line Items]
Total other operating expenses			(26,222)	(18,063)
Exchange rate losses [member]
IfrsStatementLineItems [Line Items]
Total other operating expenses			(4,368)	(3,180)
Write-off of prepaid expenses [member]
IfrsStatementLineItems [Line Items]
Total other operating expenses				kr 10,318